UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03668

THE WRIGHT MANAGED INCOME TRUST
177 West Putnam Ave.
Greenwich, Connecticut 06830

Michael J. McKeen, Principal Financial Officer
Three Canal Plaza, Suite 600
Portland, ME 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2016 – September 30, 2016

Item 1.  Schedule of Investments.

Wright Current Income Fund (WCIF) Portfolio of Investments – As of September 30, 2016 (Unaudited)

AFA
Face Amount	Description	Coupon Rate	Maturity Date	Value

FIXED INCOME INVESTMENTS - 95.8%
AGENCY MORTGAGE-BACKED SECURITIES - 93.3%
$143,008	FHLMC Gold Pool #A37619	4.500%	09/01/35	$156,578
229,514	FHLMC Gold Pool #A39555	5.500%	11/01/35	262,794
431,074	FHLMC Gold Pool #A88945	4.000%	08/01/39	469,691
20,459	FHLMC Gold Pool #C00778	7.000%	06/01/29	23,303
295,363	FHLMC Gold Pool #C03552	4.500%	08/01/40	328,636
620,322	FHLMC Gold Pool #G05457	4.500%	05/01/39	685,301
324,822	FHLMC Gold Pool #G07025	5.000%	02/01/42	361,615
116,034	FHLMC Gold Pool #G08022	6.000%	11/01/34	134,664
107,671	FHLMC Gold Pool #G08047	6.000%	03/01/35	124,962
584,781	FHLMC Gold Pool #G08378	6.000%	10/01/39	668,551
313,359	FHLMC Gold Pool #G30285	6.000%	02/01/26	357,671
76,488	FHLMC Gold Pool #G80111	7.300%	12/17/22	83,555
11,997	FHLMC Gold Pool #H09098	6.500%	10/01/37	13,437
107,430	FHLMC Gold Pool #P00024	7.000%	09/01/32	122,917
577,919	FHLMC Gold Pool #P50079	5.000%	07/01/33	632,861
178,328	FHLMC Gold Pool #T30126	5.550%	07/01/37	200,328
226,799	FHLMC Gold Pool #T30133	5.550%	07/01/37	254,907
397,599	FHLMC Gold Pool #T60798	3.500%	07/01/42	413,348
196,183	FHLMC Gold Pool #U30400	5.550%	06/01/37	220,348
1,610,732	FHLMC Gold Pool #U80611	4.500%	11/01/33	1,798,535
225,745	FHLMC, Series 2097, Class PZ	6.000%	11/15/28	260,746
37,419	FHLMC, Series 2176, Class OJ	7.000%	08/15/29	43,548
25,740	FHLMC, Series 2201, Class C	8.000%	11/15/29	29,596
105,266	FHLMC, Series 2218, Class ZB	6.000%	03/15/30	120,901
25,856	FHLMC, Series 2576, Class HC	5.500%	03/15/33	28,605
77,336	FHLMC, Series 2802, Class OH	6.000%	05/15/34	84,588
266,227	FHLMC, Series 3033, Class WY	5.500%	09/15/35	303,919
94,760	FHLMC, Series 3072, Class DL	6.000%	02/15/35	105,609
325,015	FHLMC, Series 3143, Class BC	5.500%	02/15/36	364,781
47,541	FHLMC, Series 3255, Class QE	5.500%	12/15/36	54,841
319,046	FHLMC, Series 3677, Class PB	4.500%	05/15/40	346,594
458,790	FHLMC, Series 3926, Class OP	6.000%	08/15/25	501,576
858,475	FHLMC, Series 3969, Class JY	4.500%	12/15/41	1,031,784
172,408	FHLMC, Series 4050, Class NK	4.500%	09/15/41	191,697
1,000,000	FHLMC, Series 4299, Class JY	4.000%	01/15/44	1,171,351
26,286	FHLMC-GNMA, Series 23, Class KZ	6.500%	11/25/23	29,325
216,186	FNMA Pool #252034	7.000%	09/01/28	249,715
22,802	FNMA Pool #252215	6.000%	11/01/28	26,103
225,453	FNMA Pool #256182	6.000%	03/01/36	252,676
25,424	FNMA Pool #256972	6.000%	11/01/37	27,317
135,730	FNMA Pool #257138	5.000%	03/01/38	144,265
1,254,924	FNMA Pool #463331	5.250%	08/01/29	1,497,438
609,901	FNMA Pool #465714	4.680%	08/01/28	706,875
234,204	FNMA Pool #469130	4.870%	10/01/41	268,300
47,900	FNMA Pool #594207	6.500%	02/01/31	53,622
178,160	FNMA Pool #687887	5.500%	03/01/33	206,116
319,839	FNMA Pool #694795	5.500%	04/01/33	370,704
112,839	FNMA Pool #724888	5.500%	06/01/33	124,739
136,086	FNMA Pool #735861	6.500%	09/01/33	156,442
242,503	FNMA Pool #745318	5.000%	12/01/34	268,152
178,782	FNMA Pool #801506	4.750%	09/01/34	196,962
22,329	FNMA Pool #809042	5.500%	10/01/34	25,700
94,784	FNMA Pool #813839	6.000%	11/01/34	106,862
45,795	FNMA Pool #819230	5.350%	02/01/35	52,337

Wright Current Income Fund (WCIF) Portfolio of Investments – As of September 30, 2016 (Unaudited)

AFA
Face Amount	Description	Coupon Rate	Maturity Date	Value
372,987	FNMA Pool #819457	4.750%	02/01/35	$412,343
1,181,989	FNMA Pool #821082	6.000%	03/01/35	1,320,418
198,540	FNMA Pool #831927	6.000%	12/01/36	230,738
92,579	FNMA Pool #833303	5.150%	05/01/35	106,241
670,585	FNMA Pool #846323	4.250%	11/01/35	732,120
465,024	FNMA Pool #851762	4.250%	01/01/36	504,383
240,485	FNMA Pool #852504	5.350%	09/01/35	273,722
28,217	FNMA Pool #878502	5.350%	12/01/35	32,244
33,584	FNMA Pool #879901	5.500%	01/01/36	38,655
477,667	FNMA Pool #883281	7.000%	07/01/36	596,718
50,022	FNMA Pool #888534	5.000%	08/01/37	54,508
541,600	FNMA Pool #891367	4.750%	04/01/36	596,468
159,322	FNMA Pool #895567	5.450%	04/01/36	183,347
587,244	FNMA Pool #896838	5.450%	07/01/36	667,503
96,615	FNMA Pool #908160	5.500%	12/01/36	104,253
134,356	FNMA Pool #930504	5.000%	02/01/39	147,275
49,232	FNMA Pool #930664	6.500%	03/01/39	57,837
413,056	FNMA Pool #940441	5.780%	03/01/37	471,835
172,511	FNMA Pool #954633	5.500%	02/01/37	195,371
20,702	FNMA Pool #954957	6.000%	10/01/37	22,485
159,387	FNMA Pool #995656	7.000%	06/01/33	190,993
314,265	FNMA Pool #AC5445	5.000%	11/01/39	354,456
418,663	FNMA Pool #AC9581	5.500%	01/01/40	478,906
1,349,570	FNMA Pool #AL1949	4.000%	06/01/42	1,462,539
241,947	FNMA Pool #AL6860	4.500%	03/01/44	271,424
532,250	FNMA Pool #AM3191	3.380%	05/01/28	575,836
219,080	FNMA Pool #AM4671	5.320%	10/01/43	289,669
816,900	FNMA Pool #AM5015	4.940%	12/01/43	1,032,278
177,653	FNMA Pool #AS5235	3.500%	06/01/45	188,430
1,524,357	FNMA Pool #MA1757	4.500%	01/01/44	1,700,699
159,206	FNMA Whole Loan, Series 2003-W17, Class 1A7	5.750%	08/25/33	181,579
246,687	FNMA Whole Loan, Series 2004-W11, Class 1A1	6.000%	05/25/44	293,717
136,579	FNMA, Series 2001-52, Class XZ	6.500%	10/25/31	159,980
48,705	FNMA, Series 2003-30, Class JQ	5.500%	04/25/33	54,048
258,087	FNMA, Series 2003-32, Class BZ	6.000%	11/25/32	296,889
169,927	FNMA, Series 2004-17, Class H	5.500%	04/25/34	191,051
297,778	FNMA, Series 2004-18, Class EZ	6.000%	04/25/34	340,490
104,770	FNMA, Series 2005-106, Class UK	5.500%	12/25/35	112,139
172,000	FNMA, Series 2005-120, Class PB	6.000%	01/25/36	209,082
120,235	FNMA, Series 2005-58, Class BC	5.500%	07/25/25	133,913
688,679	FNMA, Series 2006-24, Class Z	5.500%	04/25/36	784,257
701,406	FNMA, Series 2006-74, Class PD	6.500%	08/25/36	816,598
218,031	FNMA, Series 2007-71, Class GB	6.000%	07/25/37	251,369
202,598	FNMA, Series 2007-76, Class PE	6.000%	08/25/37	226,966
540,384	FNMA, Series 2007-81, Class GE	6.000%	08/25/37	593,181
522,543	FNMA, Series 2008-60, Class JC	5.000%	07/25/38	580,026
150,000	FNMA, Series 2009-50, Class AX	5.000%	07/25/39	184,382
290,000	FNMA, Series 2010-136, Class CY	4.000%	12/25/40	319,883
126,178	FNMA, Series 2012-51, Class B	7.000%	05/25/42	147,421
630,585	FNMA, Series 2013-17, Class YM	4.000%	03/25/33	694,986
88,778	FNMA, Series G93-5, Class Z	6.500%	02/25/23	98,294
1,179	GNMA I Pool #602377	4.500%	06/15/18	1,201
602	GNMA I Pool #603377	4.500%	01/15/18	613
178,637	GNMA I Pool #615272	4.500%	07/15/33	202,115
112,737	GNMA I Pool #626755	5.000%	03/15/35	126,608
176,372	GNMA I Pool #644970	5.000%	06/15/35	198,576

Wright Current Income Fund (WCIF) Portfolio of Investments – As of September 30, 2016 (Unaudited)

Face Amount	Description	Coupon Rate	Maturity Date	Value
104,369	GNMA I Pool #647406	5.000%	09/15/35	$117,546
116,452	GNMA I Pool #650493	5.000%	01/15/36	131,145
112,416	GNMA I Pool #675477	5.000%	06/15/38	126,044
349,216	GNMA I Pool #678649	4.000%	12/15/39	383,988
148,412	GNMA I Pool #697999	4.500%	02/15/24	159,701
328,797	GNMA I Pool #711286	6.500%	10/15/32	379,506
460,837	GNMA I Pool #737844	3.500%	01/15/26	487,698
1,036,891	GNMA I Pool #745301	4.500%	08/15/30	1,111,160
509,830	GNMA I Pool #752112	3.500%	01/15/33	548,591
244,991	GNMA I Pool #781341	6.000%	10/15/31	287,176
432,293	GNMA I Pool #781886	5.500%	03/15/35	494,407
98,948	GNMA I Pool #782771	4.500%	09/15/24	106,600
765,993	GNMA II Pool #003066	5.500%	04/20/31	863,789
31,063	GNMA II Pool #003284	5.500%	09/20/32	35,036
150,049	GNMA II Pool #003403	5.500%	06/20/33	170,451
305,456	GNMA II Pool #003638	6.000%	11/20/34	359,771
82,710	GNMA II Pool #003689	4.500%	03/20/35	89,956
307,491	GNMA II Pool #003909	5.500%	10/20/36	344,079
10,293	GNMA II Pool #004284	5.500%	11/20/38	10,967
122,892	GNMA II Pool #004291	6.000%	11/20/38	140,832
35,113	GNMA II Pool #004412	5.000%	04/20/39	37,064
174,491	GNMA II Pool #004561	6.000%	10/20/39	202,510
129,509	GNMA II Pool #004702	3.500%	06/20/25	136,030
149,666	GNMA II Pool #004753	8.000%	08/20/30	169,539
558,749	GNMA II Pool #004838	6.500%	10/20/40	675,179
955,425	GNMA II Pool #004879	4.000%	12/20/40	1,006,806
1,135,508	GNMA II Pool #442324	4.500%	08/20/41	1,235,680
135,357	GNMA II Pool #610116	5.760%	04/20/33	151,356
197,336	GNMA II Pool #648541	6.000%	10/20/35	211,186
622,136	GNMA II Pool #781642	5.500%	08/20/33	715,430
539,368	GNMA II Pool #AG0467	4.000%	04/20/44	578,383
132,477	GNMA II Pool #MA2295	4.500%	10/20/44	138,432
160,530	GNMA, Series 2002-33, Class ZD	6.000%	05/16/32	184,732
53,691	GNMA, Series 2002-45, Class QE	6.500%	06/20/32	63,620
48,571	GNMA, Series 2002-7, Class PG	6.500%	01/20/32	57,669
118,279	GNMA, Series 2003-103, Class PC	5.500%	11/20/33	134,573
78,192	GNMA, Series 2003-26, Class MA	5.500%	03/20/33	83,359
154,000	GNMA, Series 2003-46, Class HA	4.500%	06/20/33	170,196
179,000	GNMA, Series 2003-46, Class MA	5.000%	05/20/33	185,792
375,719	GNMA, Series 2003-46, Class ND	5.000%	06/20/33	436,538
322,421	GNMA, Series 2003-57, Class C	4.500%	04/20/33	358,437
105,100	GNMA, Series 2003-84, Class PC	5.500%	10/20/33	118,141
24,617	GNMA, Series 2004-16, Class GB	5.500%	06/20/33	25,191
211,000	GNMA, Series 2005-13, Class BE	5.000%	09/20/34	223,133
622,484	GNMA, Series 2005-17, Class GE	5.000%	02/20/35	706,073
208,208	GNMA, Series 2005-49, Class B	5.500%	06/20/35	233,872
173,442	GNMA, Series 2005-51, Class DC	5.000%	07/20/35	193,368
62,216	GNMA, Series 2005-93, Class BH	5.500%	06/20/35	70,758
1,018,497	GNMA, Series 2007-14, Class PB	5.400%	03/20/37	1,159,163
43,313	GNMA, Series 2007-18, Class B	5.500%	05/20/35	50,168
367,399	GNMA, Series 2007-59, Class ZT	5.500%	10/20/37	410,888
89,649	GNMA, Series 2007-68, Class NA	5.000%	11/20/37	99,924
50,913	GNMA, Series 2007-70, Class PE	5.500%	11/20/37	57,554
240,000	GNMA, Series 2008-26, Class JP	5.250%	03/20/38	271,422
300,000	GNMA, Series 2008-35, Class EH	5.500%	03/20/38	337,108
409,616	GNMA, Series 2008-35, Class NF	5.000%	04/20/38	457,805
420,525	GNMA, Series 2008-38, Class PL	5.500%	05/20/38	474,213

Wright Current Income Fund (WCIF) Portfolio of Investments – As of September 30, 2016 (Unaudited)

Face Amount	Description	Coupon Rate	Maturity Date	Value
314,000	GNMA, Series 2008-65, Class CM	5.000%	08/20/38	$353,092
1,775,181	GNMA, Series 2008-65, Class PG	6.000%	08/20/38	2,029,010
157,000	GNMA, Series 2009-47, Class LT	5.000%	06/20/39	183,024
592,647	GNMA, Series 2009-57, Class VB	5.000%	06/16/39	702,044
515,428	GNMA, Series 2009-93, Class AY	5.000%	10/20/39	576,819
750,000	GNMA, Series 2010-116, Class JB	5.000%	06/16/40	878,653
2,000,000	GNMA, Series 2010-116, Class PB	5.000%	06/16/40	2,466,067
320,960	GNMA, Series 2012-124, Class NE	2.000%	10/20/42	280,943

Total Agency Mortgage-Backed Securities (identified cost, $60,980,790)	$62,850,233

OTHER U.S. GOVERNMENT GUARANTEED - 2.5%

INDUSTRIALS - 2.5%
$1,459,000	Vessel Management Services, Inc.	5.125%	04/16/35	$1,713,174

Total Other U.S. Government Guaranteed (identified cost, $1,668,601)	$1,713,174

TOTAL FIXED INCOME INVESTMENTS (identified cost, $62,649,391) — 95.8%	$64,563,407

SHORT-TERM INVESTMENTS - 4.1%

$2,743,416	Fidelity Government Money Market Fund, 0.27%(1)	$2,743,416

TOTAL SHORT-TERM INVESTMENTS (identified cost, $2,743,416) — 4.1%	$2,743,416

TOTAL INVESTMENTS (identified cost, $65,392,807) — 99.9%	$67,306,823

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.1%	74,017

NET ASSETS — 100.0%	$67,380,840

FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
(1)	Variable rate security. Rate presented is as of September 30, 2016.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,093,565
Gross Unrealized Depreciation	(179,549)
Net Unrealized Appreciation	$1,914,016

Wright Current Income Fund (WCIF) Portfolio of Investments – As of September 30, 2016 (Unaudited)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2016.

Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Observable Inputs(Level 3)	Total

Agency Mortgage-Backed Securities	$-	$62,850,233	$-	$62,850,233
Other U.S. Government Guaranteed	-	1,713,174	-	1,713,174
Short-Term Investments	-	2,743,416	-	2,743,416

Total Investments	$-	$67,306,823	$-	$67,306,823

The level classification by major category of investments is the same as the category presentation in the Fund's Portfolio of Investments.
The Fund utilizes the end of period methodology when determining transfers.  There were no tranfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reporting within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

 (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Income Trust (On behalf of Wright Current Income Fund)

By: /s/ Peter M. Donovan
Peter M. Donovan
President; Principal Executive Officer

Date: November 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter M. Donovan
Peter M. Donovan
President; Principal Executive Officer

Date: November 8, 2016

By: /s/ Michael J. McKeen
Michael J. McKeen
Treasurer; Principal Financial Officer

Date: November 8, 2016